Financial Risk Management - Additional Information (Detail) - KRW (₩)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	₩ 394,187,000,000	₩ 2,028,924,000,000
Bonds	8,426,683,000,000	8,579,743,000,000
Maximum credit exposure	4,837,085,000,000	7,066,754,000,000
Floating-rate [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	37,500,000,000
Bonds	355,650,000,000
Face value of floating rate long term payables others	2,090,715,000,000
Interest rate risk [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 20,907,000,000
Hypothetical increase (decrease) in interest rate	1.00%
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 509,052,000,000	1,427,845,000,000
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	2,077,000,000	4,154,000,000
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	1,195,917,000,000	1,738,003,000,000
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 872,550,000,000	₩ 1,369,423,000,000